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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Series Trust XII
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2014 through August 31, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Disciplined
                        Growth Fund

--------------------------------------------------------------------------------
                        Annual Report | August 31, 2015
--------------------------------------------------------------------------------

                        Ticker Symbols:

                        Class A     PINDX
                        Class C     INDCX
                        Class Y     INYDX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          20

Notes to Financial Statements                                                 27

Report of Independent Registered Public Accounting Firm                       34

Trustees, Officers and Service Providers                                      36

                     Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 1

President's Letter

Dear Shareowner,

In the second half of 2015, two main issues have been dominating the attention of global investors and policymakers alike, and shaping the current investment environment: The Federal Reserve System's (the Fed's) deliberations over when to begin normalizing interest rates in the U.S., and the increasing divergence in economic activity around the globe. As 2015 began, market expectations were that the Fed would likely begin raising interest rates by the middle of the year, but a sluggish gross domestic product report in the first calendar quarter as well as relatively benign inflation and wage growth contributed to the Fed's taking a more cautionary approach and delaying the start of its rate-hike cycle. At the same time, however, the U.S. labor market has continued its robust improvement, moving the Fed closer to declaring victory on one of its main monetary policy objectives -- full employment.

Meanwhile, global economic activity has continued to diverge, with developed economies experiencing above-trend growth and most emerging markets economies lagging the rest of the world. The slower pace of economic activity in the emerging markets has been most evident in China, as the country's economy continues to undergo a long, potentially painful adjustment from investment-led growth to consumption-oriented growth. This divergence in global economic cycles is likely to continue for some time, and we would expect an increased level of volatility as global capital markets and policymakers adjust.

Pioneer Investments believes that investors in today's environment can potentially benefit from the consistent and disciplined investment approach we have used since our founding in 1928. We focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. Our ongoing goal is to produce compelling returns consistent with the stated objectives of our investment products, and with our shareowners' expectations. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

2 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future. Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                     Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 3

Portfolio Management Discussion | 8/31/15

Buoyed by returns from health care and consumer-related equities, domestic growth stocks produced modest positive returns during the 12-month period ended August 31, 2015, despite poor performance from the energy, industrials and materials sectors. In the following interview, Craig D. Sterling* and Paul Cloonan discuss the factors that affected the performance of Pioneer Disciplined Growth Fund during the 12-month period. Mr. Sterling, Head of Equity Research, a senior vice president and a portfolio manager at Pioneer, and Mr. Cloonan, a senior vice president and a portfolio manager at Pioneer, are responsible for the day-to-day management of the Fund, along with Ashesh Savla, a vice president and senior quantitative research analyst at Pioneer, and Carol Lintz, a vice president and fundamental research analyst at Pioneer.

Q    How did the Fund perform during the 12-month period ended August 31, 2015?

A Pioneer Disciplined Growth Fund Class A shares returned 2.58% at net asset value during the 12-month period ended August 31, 2015, while the Fund's benchmark, the Russell 1000 Growth Index (the Russell Index), returned 4.26%. During the same period, the average return of the 680 mutual funds in Lipper's Large-Cap Growth Funds category was 3.63%, and the average return of the 1,700 mutual funds in Morningstar's Large Growth category was 2.70%.

Q How would you describe the environment for investing in growth-oriented U.S. equities during the 12-month period ended August 31, 2015?

A While the Fund's benchmark, the Russell Index, rose over the full 12-month period ended August 31, 2015, there was a lot of divergence across market sectors. While growth stocks in the consumer staples, consumer discretionary and health care sectors performed well over the period, the energy, industrials and materials sectors -- all of which were more sensitive to developments in the global markets -- posted negative results. Energy stocks performed particularly poorly as high production levels combined with slackening demand from the emerging markets led to an oversupply of energy resources, especially oil -- crude oil prices declined dramatically throughout the 12-month period. Other industrial commodities also were affected by the struggles in the energy sector, especially among industrial firms that manufacture products for the mining and oil production industries. Those effects brought down the performance of the entire industrials sector.

* Note: Craig Sterling was named a portfolio manager of the Fund effective May 29, 2015.

4 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

     Health care was the strongest sector in the Russell Index over the 12-month period, continuing its run as one of the top-performing domestic stock market sectors for several consecutive quarters. The sector's outperformance derived in part from drug innovations by the pharmaceutical industry and increased levels of health insurance coverage among the American public.

     The domestic economy improved over the Fund's fiscal year, as employment and the housing market were both up, developments which led to decent upward trends in consumer spending.

Q What were the main factors that affected the Fund's performance relative to the Russell Index benchmark during the 12-month period ended August 31, 2015?

A The Fund's underperformance of the Russell Index over the 12-month period was due primarily to lagging stock selection results in consumer staples, energy, industrials and materials. On the positive side, stock selection in consumer discretionary and information technology contributed to benchmark-relative returns, as did sector allocation results, particularly the Fund's overweight to the outperforming health care sector.

     With regard to individual investments, the greatest single detractor from the Fund's benchmark-relative results during the period was a position in Keurig Green Mountain, in the consumer staples sector. The coffee company stumbled in introducing its new generation of single-serving coffee machines, which are intended to replace the current line of industry-dominating Keurig brand coffee brewers. Meanwhile, expectations softened for Keurig Green Mountain's developing product line of cold-drink dispensers. In other sectors, while the portfolio's underweighting of energy stocks helped the Fund's relative performance, our stock selections in the sector detracted from relative results. We sold some of the Fund's weaker-performing energy holdings during the period, including Southwestern Energy and EOG Resources, two exploration-and-production companies, and Halliburton, an oil field-services corporation. We also liquidated the Fund's position in materials company LyondellBasell Industries, another underperformer during the period. Lyondell specializes in producing materials from natural gas, but its market position was damaged when some competitors that are more reliant on oil gained a competitive advantage as the price of oil plummeted. In the industrials sector, we reduced the Fund's position in Eaton, which detracted from benchmark-relative returns when the company ran into headwinds caused by the global cyclical slowdown.

     In consumer discretionary, the Fund's positions in the sector that made healthy contributions to benchmark-relative performance included shares of home-improvement chain Home Depot, which benefited from improving trends in housing and construction, and shares of coffee chain Starbucks, which successfully expanded its menu of food and drink

                     Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 5 offerings. Stock selections in the information technology sector also were favorable for benchmark-relative results, led by solid performance from the Fund's position in Visa, a leader in the electronic processing of financial transactions. The trend of greater consumer use of credit and debit cards in place of cash and check transactions helped boost Visa's results during the 12-month period.

Q What were some of the more noteworthy transactions you made in the Fund's portfolio during the 12-month period ended August 31, 2015?

A In health care, we initiated a Fund position in health care insurer Humana. As of August 31, 2015, the company was in the process of being acquired by another health insurer, Aetna, which was another Fund holding. As we built up a portfolio position in Humana, we sold the Fund's shares of Aetna because we believed Humana's share price offered more attractive relative value. Looking ahead, we believe consolidation in the health insurance industry will give companies such as the Aetna-Humana combination more opportunity to rationalize their costs, gain market share, and provide good returns for their shareholders. We also initiated a position in O'Reilly Automotive during the period. O'Reilly is an auto parts retailer that has shown an ability to sustain high returns on invested capital through its superior distribution network. We think the company is well positioned to benefit from recent trends in auto use, which include an increase in miles being driven; that, in turn, has led to a greater need for replacement parts and routine maintenance operations.

     We also established a Fund position in Walgreen Boots Alliance, the corporation that emerged from the merger of domestic drug retailer Walgreen, and Boots, a European health care products distributor and retailer. We have been impressed with the new management team in charge of the combined company, which has taken steps to improve the efficiency of operations and, potentially, to drive up profit margins.

     In addition to selling the Fund's shares of Aetna as we acquired shares of Humana, we also liquidated the portfolio's investment in beauty products company Coty, a position that had performed well but had hit the share price target we had established. As we reduced the Fund's exposure to the industrials sector, we eliminated the portfolio's position in Parker-Hannifin, a manufacturer of industrial process control equipment that has been adversely affected by slowing global growth trends.

Q Did the Fund have any investments in derivative securities during the 12-month period ended August 31, 2015?

A    No, the Fund had no investments in derivatives during the 12-month period.

Q    What is your investment outlook?

A We maintain our view that the domestic economy should continue to grow at a relatively modest pace, with an improving jobs market that may underpin steady growth in consumer spending. At the same time,

6 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 inflationary trends continue to be relatively benign, which places little pressure on the U.S. Federal Reserve System (the Fed) to tighten monetary policy significantly in the near term. However, our view of the corporate profit outlook is somewhat mixed.

     While we believe companies that are heavily exposed to domestic consumer spending should do well, the combination of a strong U.S. dollar and weakening global economic growth trends does cloud the profits picture for corporations that are more heavily reliant on foreign markets, and the weakness in commodity markets, particularly crude oil, may have a significant impact on earnings of commodity companies as well as earnings in some related industries. On the positive side, lower oil and other commodity prices can have a beneficial effect on consumer spending and should also benefit profit margins of companies that count energy-related expenses as significant input costs.

     Consistent with our long-term investment discipline for the Fund, we plan to maintain our long-term focus and emphasis on fundamental research in our stock analysis and selection process, which combines and assessment of current market themes in the market with our analysis of individual companies.

Please refer to the Schedule of Investments on pages 15-19 for a full listing of Fund securities.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

Investments in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                     Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 7

Portfolio Summary | 8/31/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                              93.5%
Depositary Receipts for International Stocks                     3.4%
International Common Stocks                                      3.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                          32.7%
Health Care                                                     22.3%
Consumer Discretionary                                          17.1%
Consumer Staples                                                 9.6%
Industrials                                                      7.8%
Financials                                                       4.2%
Telecommunication Services                                       2.8%
Energy                                                           2.0%
Materials                                                        1.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1. Apple, Inc.                                                           5.61%
--------------------------------------------------------------------------------
  2. Microsoft Corp.                                                       4.71
--------------------------------------------------------------------------------
  3. The Home Depot, Inc.                                                  4.18
--------------------------------------------------------------------------------
  4. Visa, Inc.                                                            4.17
--------------------------------------------------------------------------------
  5. Gilead Sciences, Inc.                                                 3.47
--------------------------------------------------------------------------------
  6. Celgene Corp.                                                         3.45
--------------------------------------------------------------------------------
  7. Google, Inc. (Class A)                                                3.06
--------------------------------------------------------------------------------
  8. Humana, Inc.                                                          2.97
--------------------------------------------------------------------------------
  9. The Walt Disney Co.                                                   2.95
--------------------------------------------------------------------------------
 10. Facebook, Inc.                                                        2.90
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

8 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Prices and Distributions | 8/31/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Class                      8/31/15                    8/31/14
--------------------------------------------------------------------------------
              A                        $17.34                      $17.93
--------------------------------------------------------------------------------
              C                        $16.07                      $16.72
--------------------------------------------------------------------------------
              Y                        $17.66                      $18.24
--------------------------------------------------------------------------------

Distributions per Share: 9/1/14-8/31/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Net
                       Investment          Short-Term           Long-Term
         Class           Income          Capital Gains        Capital Gains
--------------------------------------------------------------------------------
           A            $0.1609               $ --               $0.9077
--------------------------------------------------------------------------------
           C            $0.0530               $ --               $0.9077
--------------------------------------------------------------------------------
           Y            $0.2200               $ --               $0.9077
--------------------------------------------------------------------------------

The Russell 1000 Growth Index is an unmanaged measure of the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-12.

                     Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 9

Performance Update | 8/31/15                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Disciplined Growth Fund at public offering price during the periods shown, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of August 31, 2015)
--------------------------------------------------------------------------------
                         Net            Public          Russell
                         Asset          Offering        1000
                         Value          Price           Growth
Period                   (NAV)          (POP)           Index
--------------------------------------------------------------------------------
Life-of-Class
12/15/2005                8.28%          7.62%           8.07%
5 Years                  16.55          15.17           17.40
1 Year                    2.58          -3.30            4.26
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2014)
--------------------------------------------------------------------------------
                         Gross
--------------------------------------------------------------------------------
                         1.18%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer
                           Disciplined                Russell 1000
                           Growth Fund                Growth Index
12/05                      $ 9,425                    $10,000
8/06                       $ 9,779                    $10,022
8/07                       $11,803                    $11,796
8/08                       $10,619                    $10,998
8/09                       $ 9,170                    $ 9,154
8/10                       $ 9,672                    $ 9,717
8/11                       $11,763                    $12,045
8/12                       $13,817                    $14,137
8/13                       $16,107                    $16,459
8/14                       $20,277                    $20,786
8/15                       $20,800                    $21,671

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Disciplined Growth Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

10 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Performance Update | 8/31/15                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Disciplined Growth Fund during the periods shown, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of August 31, 2015)
--------------------------------------------------------------------------------
                                                        Russell
                                                        1000
                         If             If              Growth
Period                   Held           Redeemed        Index
--------------------------------------------------------------------------------
Life-of-Class
7/16/2008                 9.31%          9.31%          10.20%
5 Years                  15.54          15.54           17.40
1 Year                    1.74           1.74            4.26
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2014)
--------------------------------------------------------------------------------
                         Gross
--------------------------------------------------------------------------------
                         2.04%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                           Pioneer
                           Disciplined                Russell 1000
                           Growth Fund                Growth Index
7/08                       $10,000                    $10,000
8/08                       $10,205                    $10,108
8/09                       $ 8,741                    $ 8,414
8/10                       $ 9,133                    $ 8,931
8/11                       $11,013                    $11,070
8/12                       $12,820                    $12,993
8/13                       $14,813                    $15,127
8/14                       $18,483                    $19,104
8/15                       $18,804                    $19,917

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Disciplined Growth Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 11

Performance Update | 8/31/15                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Disciplined Growth Fund during the periods shown, compared to that of the Russell 1000 Growth Index.

Average Annual Total Returns
(As of August 31, 2015)
--------------------------------------------------------------------------------
                                        Russell
                                        1000
                         Net Asset      Growth
Period                   Value (NAV)    Index
--------------------------------------------------------------------------------
Life-of-Class
12/15/2005                8.55%          8.07%
5 Years                  16.96          17.40
1 Year                    2.93           4.26
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2014)
--------------------------------------------------------------------------------
                         Gross
--------------------------------------------------------------------------------
                         0.75%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                           Pioneer
                           Disciplined                Russell 1000
                           Growth Fund                Growth Index
12/05                      $ 5,000,000                $ 5,000,000
8/06                       $ 5,188,583                $ 5,010,842
8/07                       $ 6,262,229                $ 5,897,918
8/08                       $ 5,634,176                $ 5,498,795
8/09                       $ 4,882,661                $ 4,577,221
8/10                       $ 5,164,657                $ 4,858,460
8/11                       $ 6,304,608                $ 6,022,525
8/12                       $ 7,431,727                $ 7,068,475
8/13                       $ 8,687,648                $ 8,229,508
8/14                       $10,982,015                $10,392,975
8/15                       $11,303,185                $10,835,283

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Growth Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses. Performance shown for periods prior to the inception of Class Y shares of the predecessor fund on July 31, 2008, is the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares of the predecessor fund prior to their inception on July 31, 2008, would have been higher than the performance shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Growth Fund

Based on actual returns from March 1, 2015, through August 31, 2015.

--------------------------------------------------------------------------------
Share Class                            A                 C                 Y
--------------------------------------------------------------------------------
Beginning Account                  $1,000.00         $1,000.00         $1,000.00
Value on 3/1/15
--------------------------------------------------------------------------------
Ending Account                     $  956.99         $  952.62         $  958.74
Value (after expenses)
on 8/31/15
--------------------------------------------------------------------------------
Expenses Paid                      $    5.62         $    9.84         $    4.05
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.14%, 2.00%, and 0.82% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from March 1, 2015, through August 31, 2015.

--------------------------------------------------------------------------------
Share Class                            A                 C                 Y
--------------------------------------------------------------------------------
Beginning Account                  $1,000.00         $1,000.00         $1,000.00
Value on 3/1/15
--------------------------------------------------------------------------------
Ending Account                     $1,019.46         $1,015.12         $1,021.07
Value (after expenses)
on 8/31/15
--------------------------------------------------------------------------------
Expenses Paid                      $    5.80         $   10.16         $    4.18
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.14%, 2.00%, and 0.82% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

14 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Schedule of Investments | 8/31/15

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               COMMON STOCKS -- 98.2%
               ENERGY -- 2.0%
               Oil & Gas Equipment & Services -- 1.3%
    239,347    Baker Hughes, Inc.                                     $   13,403,432
------------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 0.7%
    298,716    Cabot Oil & Gas Corp.                                  $    7,070,608
                                                                      --------------
               Total Energy                                           $   20,474,040
------------------------------------------------------------------------------------
               MATERIALS -- 1.1%
               Specialty Chemicals -- 1.1%
    104,211    Ecolab, Inc.                                           $   11,373,589
                                                                      --------------
               Total Materials                                        $   11,373,589
------------------------------------------------------------------------------------
               CAPITAL GOODS -- 3.9%
               Electrical Components & Equipment -- 1.0%
    182,991    Eaton Corp. Plc                                        $   10,441,466
------------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 1.0%
     89,926    WABCO Holdings, Inc.*                                  $   10,370,266
------------------------------------------------------------------------------------
               Industrial Machinery -- 1.9%
    354,354    Ingersoll-Rand Plc                                     $   19,592,233
                                                                      --------------
               Total Capital Goods                                    $   40,403,965
------------------------------------------------------------------------------------
               TRANSPORTATION -- 3.7%
               Airlines -- 2.2%
    586,908    American Airlines Group, Inc.                          $   22,877,674
------------------------------------------------------------------------------------
               Railroads -- 1.5%
    182,354    Union Pacific Corp.                                    $   15,635,032
                                                                      --------------
               Total Transportation                                   $   38,512,706
------------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.4%
               Footwear -- 1.4%
    126,019    NIKE, Inc. (Class B)                                   $   14,082,623
                                                                      --------------
               Total Consumer Durables & Apparel                      $   14,082,623
------------------------------------------------------------------------------------
               CONSUMER SERVICES -- 2.3%
               Restaurants -- 2.3%
    438,276    Starbucks Corp.                                        $   23,978,080
                                                                      --------------
               Total Consumer Services                                $   23,978,080
------------------------------------------------------------------------------------
               MEDIA -- 5.7%
               Broadcasting -- 1.2%
    274,024    CBS Corp. (Class B)                                    $   12,396,846
------------------------------------------------------------------------------------
               Movies & Entertainment -- 4.5%
    292,595    The Walt Disney Co.                                    $   29,809,579
    228,500    Time Warner, Inc.                                          16,246,350
                                                                      --------------
                                                                      $   46,055,929
                                                                      --------------
               Total Media                                            $   58,452,775
------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 15

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               RETAILING -- 7.5%
               General Merchandise Stores -- 1.0%
    133,636    Target Corp.                                           $   10,384,854
------------------------------------------------------------------------------------
               Home Improvement Retail -- 4.1%
    362,919    The Home Depot, Inc.                                   $   42,265,547
------------------------------------------------------------------------------------
               Automotive Retail -- 2.4%
    100,897    O'Reilly Automotive, Inc.*                             $   24,222,343
                                                                      --------------
               Total Retailing                                        $   76,872,744
------------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 4.3%
               Drug Retail -- 2.1%
    210,040    CVS Health Corp.                                       $   21,508,096
------------------------------------------------------------------------------------
               Food Retail -- 2.2%
    259,004    Walgreens Boots Alliance, Inc.                         $   22,416,796
                                                                      --------------
               Total Food & Staples Retailing                         $   43,924,892
------------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 5.2%
               Distillers & Vintners -- 1.1%
    121,357    Brown-Forman Corp.                                     $   11,905,122
------------------------------------------------------------------------------------
               Packaged Foods & Meats -- 1.8%
    195,431    Keurig Green Mountain, Inc.                            $   11,061,395
    181,130    Mondelez International, Inc.                                7,672,667
                                                                      --------------
                                                                      $   18,734,062
------------------------------------------------------------------------------------
               Tobacco -- 2.3%
    280,905    Reynolds American, Inc.                                $   23,525,794
                                                                      --------------
               Total Food, Beverage & Tobacco                         $   54,164,978
------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 8.3%
               Health Care Equipment -- 1.0%
    145,337    Medtronic PLC                                          $   10,506,412
------------------------------------------------------------------------------------
               Health Care Distributors -- 2.6%
    318,345    Cardinal Health, Inc.                                  $   26,190,243
------------------------------------------------------------------------------------
               Health Care Services -- 1.8%
    224,183    Express Scripts Holding Co.*                           $   18,741,699
------------------------------------------------------------------------------------
               Managed Health Care -- 2.9%
    164,052    Humana, Inc.                                           $   29,987,065
                                                                      --------------
               Total Health Care Equipment & Services                 $   85,425,419
------------------------------------------------------------------------------------
               PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
               SCIENCES -- 13.6%
               Biotechnology -- 6.8%
    295,532    Celgene Corp.*                                         $   34,896,419
    333,716    Gilead Sciences, Inc.*                                     35,063,540
                                                                      --------------
                                                                      $   69,959,959
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               Pharmaceuticals -- 6.8%
    275,037    AbbVie, Inc.                                           $   17,165,059
     35,185    Allergan plc                                               10,687,092
    246,442    Johnson & Johnson                                          23,160,619
    302,667    Teva Pharmaceutical Industries, Ltd. (A.D.R.)              19,494,781
                                                                      --------------
                                                                      $   70,507,551
                                                                      --------------
               Total Pharmaceuticals, Biotechnology & Life Sciences   $  140,467,510
------------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 4.2%
               Specialized Finance -- 1.6%
     70,577    Intercontinental Exchange, Inc.                        $   16,120,493
------------------------------------------------------------------------------------
               Asset Management & Custody Banks -- 1.1%
     63,851    Affiliated Managers Group, Inc.*                       $   11,904,380
------------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 1.5%
    436,029    Morgan Stanley Co.                                     $   15,021,199
                                                                      --------------
               Total Diversified Financials                           $   43,046,072
------------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 20.2%
               Internet Software & Services -- 9.8%
    327,909    Facebook, Inc.*                                        $   29,324,902
     47,834    Google, Inc. (Class A)*                                    30,987,822
     46,280    Google, Inc. (Class C)                                     28,612,610
    360,098    Yahoo!, Inc.*                                              11,609,560
                                                                      --------------
                                                                      $  100,534,894
------------------------------------------------------------------------------------
               IT Consulting & Other Services -- 0.8%
    131,793    Cognizant Technology Solutions Corp.*                  $    8,295,051
------------------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 5.0%
    261,302    PayPal Holdings, Inc.                                  $    9,145,570
    591,520    Visa, Inc.                                                 42,175,376
                                                                      --------------
                                                                      $   51,320,946
------------------------------------------------------------------------------------
               Systems Software -- 4.6%
  1,094,088    Microsoft Corp.                                        $   47,614,710
                                                                      --------------
               Total Software & Services                              $  207,765,601
------------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 8.4%
               Communications Equipment -- 0.9%
     80,781    F5 Networks, Inc.*                                     $    9,807,621
------------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 7.5%
    503,510    Apple, Inc.                                            $   56,775,785
    807,946    EMC Corp.                                                  20,093,617
                                                                      --------------
                                                                      $   76,869,402
                                                                      --------------
               Total Technology Hardware & Equipment                  $   86,677,023
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 17

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
               Semiconductors -- 3.6%
    424,375    Broadcom Corp.                                         $   21,927,456
    758,810    Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)      15,085,143
                                                                      --------------
                                                                      $   37,012,599
                                                                      --------------
               Total Semiconductors & Semiconductor Equipment         $   37,012,599
------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 2.8%
               Integrated Telecommunication Services -- 2.8%
    623,684    Verizon Communications, Inc.                           $   28,695,701
                                                                      --------------
               Total Telecommunication Services                       $   28,695,701
------------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $805,393,688)                                    $1,011,330,317
------------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 98.2%
               (Cost $805,393,688) (a)                                $1,011,330,317
------------------------------------------------------------------------------------
               OTHER ASSETS & LIABILITIES -- 1.8%                     $   19,049,157
------------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                             $1,030,379,474
====================================================================================

*         Non-income producing security.

(A.D.R.)  American Depositary Receipts.

(a) At August 31, 2015, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $806,393,019 was as follows:

            Aggregate gross unrealized appreciation for all investments in which
              there is an excess of value over tax cost                              $231,276,722

            Aggregate gross unrealized depreciation for all investments in which
              there is an excess of tax cost over value                               (26,339,424)
                                                                                     ------------
            Net unrealized appreciation                                              $204,937,298
                                                                                     ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended August 31, 2015, aggregated to $511,519,725 and $540,682,405, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The accompanying notes are an integral part of these financial statements.

18 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

The following is a summary of the inputs used as of August 31, 2015, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                     Level 1             Level 2       Level 3    Total
--------------------------------------------------------------------------------
Common Stocks        $1,011,330,317      $ --          $ --       $1,011,330,317
--------------------------------------------------------------------------------
Total                $1,011,330,317      $ --          $ --       $1,011,330,317
================================================================================

During the year ended August 31, 2015, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 19

Statement of Assets and Liabilities | 8/31/15

ASSETS:
  Investment in securities (cost $805,393,688)                    $1,011,330,317
  Cash                                                                25,925,417
  Receivables --
     Fund shares sold                                                    422,232
     Dividends                                                         1,114,768
  Other Assets                                                            27,606
--------------------------------------------------------------------------------
         Total assets                                             $1,038,820,340
================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                              $    7,302,197
     Fund shares repurchased                                             742,239
  Due to affiliates                                                      261,507
  Trustee fees                                                             7,471
  Accrued expenses                                                       127,452
--------------------------------------------------------------------------------
         Total liabilities                                        $    8,440,866
================================================================================
NET ASSETS:
  Paid-in capital                                                 $  765,829,669
  Undistributed net investment income                                  2,430,992
  Accumulated net realized gain on investments                        56,182,184
  Net unrealized appreciation on investments                         205,936,629
--------------------------------------------------------------------------------
         Total net assets                                         $1,030,379,474
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $973,492,470/56,139,012 shares)               $        17.34
  Class C (based on $23,019,927/1,432,446 shares)                 $        16.07
  Class Y (based on $33,867,077/1,918,121 shares)                 $        17.66
MAXIMUM OFFERING PRICE:
  Class A ($17.34 (divided by) 94.25%)                            $        18.40
================================================================================

The accompanying notes are an integral part of these financial statements.

20 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Statement of Operations

For the Year Ended 8/31/15

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $67,443)            $15,706,840
  Interest                                                              6,315
--------------------------------------------------------------------------------------------
         Total investment income                                                $ 15,713,155
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                 $ 6,896,572
  Transfer agent fees
     Class A                                                        1,420,400
     Class B*                                                          12,329
     Class C                                                           35,322
     Class Y                                                              630
  Distribution fees
     Class A                                                        2,555,735
     Class B*                                                          13,464
     Class C                                                          236,349
  Shareholder communications expense                                  532,877
  Administrative reimbursements                                       307,812
  Custodian fees                                                       15,414
  Registration fees                                                    82,235
  Professional fees                                                    69,178
  Printing expense                                                     34,589
  Fees and expenses of nonaffiliated Trustees                          42,552
  Miscellaneous                                                        71,721
--------------------------------------------------------------------------------------------
     Total expenses                                                             $ 12,327,179
     Less fees waived and expenses reimbursed
         by Pioneer Investment Management, Inc.                                       (8,921)
--------------------------------------------------------------------------------------------
     Net expenses                                                               $ 12,318,258
--------------------------------------------------------------------------------------------
         Net investment income                                                  $  3,394,897
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                              $ 63,455,490
--------------------------------------------------------------------------------------------
  Change in net unrealized depreciation on investments                          $(40,128,561)
--------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                               $ 23,326,929
--------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                          $ 26,721,826
============================================================================================

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 21

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
                                                            Year Ended       Year Ended
                                                            8/31/15          8/31/14
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                       $    3,394,897   $    9,919,943
Net realized gain on investments                                63,455,490      101,939,233
Change in net unrealized appreciation (depreciation)
  on investments                                               (40,128,561)     113,195,652
-------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations  $   26,721,826   $  225,054,828
===========================================================================================
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.16 and $0.03 per share, respectively)     $   (9,326,434)  $   (1,785,351)
      Class C ($0.05 and $0.00 per share, respectively)            (77,445)              --
      Class Y ($0.22 and $0.07 per share, respectively)           (112,672)        (131,590)
Net realized gain:
      Class A ($0.91 and $0.00 per share, respectively)        (50,208,627)              --
      Class C ($0.91 and $0.00 per share, respectively)         (1,246,405)              --
      Class Y ($0.91 and $0.00 per share, respectively)           (866,538)              --
-------------------------------------------------------------------------------------------
          Total distributions to shareowners                $  (61,838,121)  $   (1,916,941)
===========================================================================================
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  128,009,976   $   67,229,498
Reinvestment of distributions                                   60,519,088        1,785,685
Cost of shares repurchased                                    (169,285,440)    (146,275,030)
-------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
         Fund share transactions                            $   19,243,624   $  (77,259,847)
-------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                 $  (15,872,671)  $  145,878,040
NET ASSETS:
Beginning of year                                           $1,046,252,145   $  900,374,105
-------------------------------------------------------------------------------------------
End of year                                                 $1,030,379,474   $1,046,252,145
-------------------------------------------------------------------------------------------
Undistributed net investment income                         $    2,430,992   $    8,825,068
===========================================================================================

The accompanying notes are an integral part of these financial statements.

22 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

-------------------------------------------------------------------------------------------
                                 Year Ended    Year Ended       Year Ended    Year Ended
                                 8/31/15       8/31/15          8/31/14       8/31/14
                                 Shares        Amount           Shares        Amount
-------------------------------------------------------------------------------------------
Class A
Shares sold                       4,812,972    $  86,681,949     3,482,668    $  56,203,720
Reinvestment of distributions     3,318,159       58,855,603       109,143        1,764,810
Less shares repurchased          (7,705,200)    (138,522,424)   (7,164,651)    (116,318,458)
-------------------------------------------------------------------------------------------
      Net increase (decrease)       425,931    $   7,015,128    (3,572,840)   $ (58,349,928)
===========================================================================================
Class B*
Shares sold                           2,439    $      40,086        11,226    $     168,860
Reinvestment of distributions            --               --            --               --
Less shares repurchased            (432,038)      (7,459,483)     (206,431)      (3,151,990)
-------------------------------------------------------------------------------------------
      Net decrease                 (429,599)   $  (7,419,397)     (195,205)   $  (2,983,130)
===========================================================================================
Class C
Shares sold                         554,865    $   9,297,448       206,601    $   3,098,369
Reinvestment of distributions        75,525        1,243,201            --               --
Less shares repurchased            (421,140)      (7,071,901)     (289,577)      (4,434,367)
-------------------------------------------------------------------------------------------
      Net increase (decrease)       209,250    $   3,468,748       (82,976)   $  (1,335,998)
===========================================================================================
Class Y
Shares sold                       1,709,426    $  31,990,493       478,356    $   7,758,549
Reinvestment of distributions        23,272          420,284         1,273           20,875
Less shares repurchased            (901,354)     (16,231,632)   (1,349,780)     (22,370,215)
-------------------------------------------------------------------------------------------
      Net increase (decrease)       831,344    $  16,179,145      (870,151)   $ (14,590,791)
===========================================================================================

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 23

Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                                  Year         Year         Year         Year         Year
                                                                  Ended        Ended        Ended        Ended        Ended
                                                                  8/31/15      8/31/14      8/31/13 (a)  8/31/12 (a)  8/31/11 (a)
---------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                              $  17.93     $  14.27     $  13.93     $ 12.96      $ 11.83
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                   $   0.05     $   0.17     $   0.06     $  0.03      $ (0.01)
   Net realized and unrealized gain (loss) on investments             0.43         3.52         2.13        2.03         2.52
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $   0.48     $   3.69     $   2.19     $  2.06      $  2.51
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $  (0.16)    $  (0.03)    $  (0.08)    $ (0.04)     $ (0.04)
   Net realized gain                                                 (0.91)          --        (1.77)      (1.05)       (1.34)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               $  (1.07)    $  (0.03)    $  (1.85)    $ (1.09)     $ (1.38)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  (0.59)    $   3.66     $   0.34     $  0.97      $  1.13
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $  17.34     $  17.93     $  14.27     $ 13.93      $ 12.96
=================================================================================================================================
Total return*                                                         2.58%       25.89%       16.57%      17.46%       21.62%
Ratio of net expenses to average net assets                           1.14%        1.18%        1.23%       1.25%        1.25%
Ratio of net investment income (loss) to average net assets           0.33%        1.01%        0.26%       0.31%        0.18%
Portfolio turnover rate                                                 49%          47%          45%         75%         107%
Net assets, end of period (in thousands)                          $973,492     $998,718     $846,042     $ 9,646      $ 5,257
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                               1.14%        1.18%        1.26%       1.48%        1.52%
   Net investment income (loss) to average net assets                 0.33%        1.01%        0.23%       0.08%       (0.09)%
=================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

-----------------------------------------------------------------------------------------------------------------------------
                                                               Year          Year       Year         Year         Year
                                                               Ended         Ended      Ended        Ended        Ended
                                                               8/31/15       8/31/14    8/31/13 (a)  8/31/12 (a)  8/31/11 (a)
-----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                           $ 16.72       $  13.40   $ 13.17      $ 12.35      $ 11.35
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $ (0.09)(b)   $   0.03   $ (0.05)     $ (0.08)     $ (0.09)
   Net realized and unrealized gain (loss) on investments         0.40           3.29      2.00         1.92         2.39
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.31       $   3.32   $  1.95      $  1.84      $  2.30
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.05)      $     --   $ (1.72)     $ (1.02)     $ (1.30)
   Net realized gain                                             (0.91)            --        --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                            $ (0.96)      $     --   $ (1.72)     $ (1.02)     $ (1.30)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (0.65)      $   3.32   $  0.23      $  0.82      $  1.00
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 16.07       $  16.72   $ 13.40      $ 13.17      $ 12.35
=============================================================================================================================
Total return*                                                     1.74%         24.78%    15.49%       16.41%       20.58%
Ratio of net expenses to average net assets                       2.00%          2.04%     2.15%        2.15%        2.15%
Ratio of net investment income (loss) to average net assets      (0.51)%         0.15%    (0.59)%      (0.58)%      (0.72)%
Portfolio turnover rate                                             49%            47%       45%          75%         107%
Net assets, end of period (in thousands)                       $23,020       $ 20,453   $17,505      $ 1,501      $ 1,283
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                           2.00%          2.04%     2.25%        2.41%        2.47%
   Net investment income (loss) to average net assets            (0.51)%         0.15%    (0.69)%      (0.84)%      (1.04)%
=============================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The accompanying notes are an integral part of these financial statements.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 25

----------------------------------------------------------------------------------------------------------------------------------
                                                                     Year        Year        Year         Year         Year
                                                                     Ended       Ended       Ended        Ended        Ended
                                                                     8/31/15     8/31/14     8/31/13 (a)  8/31/12 (a)  8/31/11 (a)
----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                 $ 18.24     $ 14.49     $ 14.16      $ 13.16      $ 11.98
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                                      $  0.10     $  0.33     $  0.13      $  0.09      $  0.07
   Net realized and unrealized gain (loss) on investments               0.45        3.49        2.14         2.04         2.54
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                   $  0.55     $  3.82     $  2.27      $  2.13      $  2.61
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                             $ (0.22)    $ (0.07)    $ (0.16)     $ (0.08)     $ (0.08)
   Net realized gain                                                   (0.91)         --       (1.78)       (1.05)       (1.35)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  $ (1.13)    $ (0.07)    $ (1.94)     $ (1.13)     $ (1.43)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                           $ (0.58)    $  3.75     $  0.33      $  1.00      $  1.18
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $ 17.66     $ 18.24     $ 14.49      $ 14.16      $ 13.16
==================================================================================================================================
Total return*                                                           2.93%      26.41%      16.95%       17.88%       22.07%
Ratio of net expenses to average net assets                             0.82%       0.75%       0.90%        0.90%        0.90%
Ratio of net investment income (loss) to average net assets             0.70%       1.52%       0.78%        0.67%        0.52%
Portfolio turnover rate                                                   49%         47%         45%          75%         107%
Net assets, end of period (in thousands)                             $33,867     $19,818     $28,352      $38,296      $46,528
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                                 0.82%       0.75%       0.95%        1.00%        1.00%
   Net investment income (loss) to average net assets                   0.70%       1.52%       0.73%        0.57%        0.42%
==================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

The  accompanying notes are an integral part of these financial statements.

26 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Notes to Financial Statements | 8/31/15

1. Organization and Significant Accounting Policies

Pioneer Disciplined Growth Fund (the Fund) is a diversified series of Pioneer Series Trust XII, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. The Fund ceased to offer Class B shares on November 10, 2014. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 27 the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value. Cash may include overnight time deposits at approved financial institutions.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     At August 31, 2015, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

     Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of August 31, 2015, the Fund did not accrue any interest or penalties with

28 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three fiscal years remain subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At August 31, 2015, the Fund reclassified $272,422 to decrease undistributed net investment income and $272,422 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

     The tax character of distributions during the years ended August 31, 2015 and August 31, 2014 was as follows:

     ---------------------------------------------------------------------------
                                                     2015                   2014
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                          $ 9,516,551             $1,916,941
     Long-term capital gain                    52,321,570                     --
     ---------------------------------------------------------------------------
          Total                               $61,838,121             $1,916,941
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax-basis at August 31, 2015:

     ---------------------------------------------------------------------------
                                                                            2015
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                  $  2,181,172
     Undistributed long term capital gain                             57,431,335
     Net unrealized appreciation                                     204,937,298
     ---------------------------------------------------------------------------
          Total                                                     $264,549,805
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, and adjustments related to other holdings.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 29

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $41,279 in underwriting commissions on the sale of Class A shares during the year ended August 31, 2015.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price. During the year ended August 31, 2015, the Fund had no open repurchase agreements.

30 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate equal to 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion of the Fund's average daily net assets and 0.55% of the Fund's average daily net assets over $5 billion. For the year ended August 31, 2015, the effective annualized management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average daily net assets.

PIM had contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15%, and 0.90% of the average daily net assets attributable to Class A, Class C, and Class Y shares, respectively. Fees waived and expenses reimbursed during the year ended August 31, 2015 are reflected on the Statement of Operations. These expense limitations expired on January 1, 2015. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $76,649 in management fees, administrative costs and certain other reimbursements payable to PIM at August 31, 2015.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended August 31, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                 $476,753
Class B                                                                    2,624
Class C                                                                   33,200
Class Y                                                                   20,300
--------------------------------------------------------------------------------
  Total                                                                 $532,877
================================================================================

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 31

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $155,327 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at August 31, 2015.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $29,531 in distribution fees payable to PFD at August 31, 2015.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended August 31, 2015, CDSCs in the amount of $3,634 were paid to PFD.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until June 9, 2015, was in the amount of $215 million. As of June 9, 2015, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% (0.85% as of February 12,
2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds

32 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended August 31, 2015, the Fund had no borrowings under the credit facility.

6. Conversion of Class B shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Fund were converted to Class A shares.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust XII and the
Shareowners of Pioneer Disciplined Growth Fund:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of Pioneer Disciplined Growth Fund (the "Fund"), one of the portfolios constituting Pioneer Series Trust XII, including the schedule of investments, as of August 31, 2015, and the related statement of operations for year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended August 31, 2013, 2012, and 2011 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated October 28, 2013.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Disciplined Growth Fund as of August 31, 2015, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
October 28, 2015

34 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

ADDITIONAL INFORMATION (unaudited)

For the year ended August 31, 2015, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2015 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100%.

PIM, the Fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as described in the UniCredit announcement, will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 35

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 51 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

36 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                          Other Directorships
Position Held With the Fund   Length of Service               Principal Occupation                        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (64)          Trustee since 2006.             Private investor (2004-2008 and             Director, Broadridge
Chairman of the Board         Serves until a successor        2013-present); Chairman (2008-2013) and     Financial Solutions, Inc.
and Trustee                   trustee is elected or earlier   Chief Executive Officer (2008-2012),        (investor communications
                              retirement or removal.          Quadriserv, Inc. (technology products for   and securities processing
                                                              securities lending industry); and Senior    provider for financial
                                                              Executive Vice President, The Bank of New   services industry) (2009-
                                                              York (financial and securities services)    present); Director,
                                                              (1986-2004)                                 Quadriserv, Inc.
                                                                                                          (2005-2013); and
                                                                                                          Commissioner, New Jersey
                                                                                                          State Civil Service
                                                                                                          Commission (2011-present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)            Trustee since 2005.             Managing Partner, Federal City Capital      Director of New York
Trustee                       Serves until a successor        Advisors (corporate advisory services       Mortgage Trust
                              trustee is elected or earlier   company) (1997-2004 and 2008-present);      (publicly-traded mortgage
                              retirement or removal.          Interim Chief Executive Officer, Oxford     REIT) (2004-2009,
                                                              Analytica, Inc. (privately-held research    2012-present); Director
                                                              and consulting company) (2010); Executive   of The Swiss Helvetia
                                                              Vice President and Chief Financial          Fund, Inc. (closed-end
                                                              Officer, I-trax, Inc. (publicly traded      fund) (2010-present);
                                                              health care services company)               Director of Oxford
                                                              (2004-2007); and Executive Vice President   Analytica, Inc.
                                                              and Chief Financial Officer, Pedestal       (2008-present); and
                                                              Inc. (internet-based mortgage trading       Director of Enterprise
                                                              company) (2000-2002); Private consultant    Community Investment,
                                                              (1995-1997), Managing Director, Lehman      Inc. (privately-held
                                                              Brothers (investment banking firm)          affordable housing
                                                              (1992-1995); and Executive, The World       finance company)
                                                              Bank (1979-1992)                            (1985-2010)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (71)     Trustee since 2008.             William Joseph Maier Professor of           Trustee, Mellon
Trustee                       Serves until a successor        Political Economy, Harvard University       Institutional Funds
                              trustee is elected or earlier   (1972-present)                              Investment Trust and
                              retirement or removal.                                                      Mellon Institutional
                                                                                                          Funds Master Portfolio
                                                                                                          (oversaw 17 portfolios in
                                                                                                          fund complex) (1989-2008)
------------------------------------------------------------------------------------------------------------------------------------

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 37

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                          Other Directorships
Position Held With the Fund   Length of Service               Principal Occupation                        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (68)     Trustee since 1997.             Founding Director, Vice President and       None
Trustee                       Serves until a successor        Corporate Secretary, The Winthrop Group,
                              trustee is elected or earlier   Inc. (consulting firm) (1982-present);
                              retirement or removal.          Desautels Faculty of Management, McGill
                                                              University (1999-present); and Manager of
                                                              Research Operations and Organizational
                                                              Learning, Xerox PARC, Xerox's advance
                                                              research center (1990-1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (67)      Trustee since 1997.             President and Chief Executive Officer,      Director of New America
Trustee                       Serves until a successor        Newbury, Piret & Company, Inc.              High Income Fund, Inc.
                              trustee is elected or earlier   (investment banking firm) (1981-present)    (closed-end investment
                              retirement or removal.                                                      company) (2004-present);
                                                                                                          and Member, Board of
                                                                                                          Governors, Investment
                                                                                                          Company Institute
                                                                                                          (2000-2006)
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (68)        Trustee since 2014.             Consultant (investment company services)    None
Trustee                       Serves until a successor        (2012-present); Executive Vice President,
                              trustee is elected or earlier   BNY Mellon (financial and investment
                              retirement or removal.          company services) (1969-2012); Director,
                                                              BNY International Financing Corp.
                                                              (financial services) (2002-2012); and
                                                              Director, Mellon Overseas Investment
                                                              Corp. (financial services) (2009-2012)
------------------------------------------------------------------------------------------------------------------------------------

38 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                          Other Directorships
Position Held With the Fund   Length of Service               Principal Occupation                        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (57)*       Trustee since 2014.             Director and Executive Vice President       None
Trustee                       Serves until a successor        (since 2008) and Chief Investment
                              trustee is elected or earlier   Officer, U.S. (since 2010) of PIM-USA;
                              retirement or removal.          Executive Vice President of Pioneer
                                                              (since 2008); Executive Vice President of
                                                              Pioneer Institutional Asset Management,
                                                              Inc. (since 2009); and Portfolio Manager
                                                              of Pioneer (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Fund's investment adviser and certain of its affiliates.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 39

Advisory Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                          Other Directorships
Position Held With the Fund   Length of Service               Principal Occupation                        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lorraine Monchak (59)**       Advisory Trustee since 2014.    Chief Investment Officer, 1199 SEIU Funds   None
Advisory Trustee                                              (healthcare workers union pension funds)
                                                              (2001-present); Vice
                                                              President-International Investments
                                                              Group, American International Group, Inc.
                                                              (insurance company) (1993-2001); Vice
                                                              President Corporate Finance and Treasury
                                                              Group, Citibank, N.A.(1980-1986 and 1990-
                                                              1993); Vice President-Asset/Liability
                                                              Management Group, Federal Farm Funding
                                                              Corporation (government-sponsored issuer
                                                              of debt securities) (1988-1990); Mortgage
                                                              Strategies Group, Shearson Lehman Hutton,
                                                              Inc. (investment bank) (1987-1988); and
                                                              Mortgage Strategies Group, Drexel Burnham
                                                              Lambert, Ltd. (investment bank)
                                                              (1986-1987)
------------------------------------------------------------------------------------------------------------------------------------

**   Ms. Monchak is a non-voting advisory trustee.

40 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                          Other Directorships
Position Held With the Fund   Length of Service               Principal Occupation                        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (53)            Since 2014. Serves at the       Chair, Director, CEO and President of       None
President and                 discretion of the Board.        Pioneer Investment Management-USA (since
Chief Executive Officer                                       September 2014); Chair, Director, CEO and
                                                              President of Pioneer Investment
                                                              Management, Inc. (since September 2014);
                                                              Chair, Director, CEO and President of
                                                              Pioneer Funds Distributor, Inc. (since
                                                              September 2014); Chair, Director, CEO and
                                                              President of Pioneer Institutional Asset
                                                              Management, Inc. (since September 2014);
                                                              and Chair, Director, and CEO of Pioneer
                                                              Investment Management Shareholder
                                                              Services, Inc. (since September 2014);
                                                              Managing Director, Morgan Stanley
                                                              Investment Management (2010-2013); and
                                                              Director of Institutional Business, CEO
                                                              of International, Eaton Vance Management
                                                              (2005-2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)    Since 2003. Serves at the       Vice President and Associate General        None
Secretary and Chief           discretion of the Board.        Counsel of Pioneer since January 2008;
Legal Officer                                                 Secretary and Chief Legal Officer of all
                                                              of the Pioneer Funds since June 2010;
                                                              Assistant Secretary of all of the Pioneer
                                                              Funds from September 2003 to May 2010;
                                                              and Vice President and Senior Counsel of
                                                              Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (54)        Since 2010. Serves at the       Fund Governance Director of Pioneer since   None
Assistant Secretary           discretion of the Board.        December 2006 and Assistant Secretary of
                                                              all the Pioneer Funds since June 2010;
                                                              Manager-Fund Governance of Pioneer from
                                                              December 2003 to November 2006; and
                                                              Senior Paralegal of Pioneer from January
                                                              2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (52)             Since 2010. Serves at the       Senior Counsel of Pioneer since May 2013    None
Assistant Secretary           discretion of the Board.        and Assistant Secretary of all the
                                                              Pioneer Funds since June 2010; and
                                                              Counsel of Pioneer from June 2007 to May
                                                              2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)          Since 2008. Serves at the       Vice President-Fund Treasury of Pioneer;    None
Treasurer and Chief           discretion of the Board.        Treasurer of all of the Pioneer Funds
Financial                                                     since March 2008; Deputy Treasurer of
and Accounting Officer                                        Pioneer from March 2004 to February 2008;
                                                              and Assistant Treasurer of all of the
                                                              Pioneer Funds from March 2004 to February
                                                              2008
------------------------------------------------------------------------------------------------------------------------------------

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 41

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                 Term of Office and                                                          Other Directorships
Position Held With the Fund   Length of Service               Principal Occupation                        Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (50)         Since 2000. Serves at the       Director-Fund Treasury of Pioneer; and      None
Assistant Treasurer           discretion of the Board.        Assistant Treasurer of all of the Pioneer
                                                              Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (57)            Since 2002. Serves at the       Fund Accounting Manager-Fund Treasury of    None
Assistant Treasurer           discretion of the Board.        Pioneer; and Assistant Treasurer of all
                                                              of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)         Since 2009. Serves at the       Fund Administration Manager-Fund Treasury   None
Assistant Treasurer           discretion of the Board.        of Pioneer since November 2008; Assistant
                                                              Treasurer of all of the Pioneer Funds
                                                              since January 2009; and Client Service
                                                              Manager-Institutional Investor Services
                                                              at State Street Bank from March 2003 to
                                                              March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62)          Since 2010. Serves at the       Chief Compliance Officer of Pioneer and     None
Chief Compliance Officer      discretion of the Board.        of all the Pioneer Funds since March
                                                              2010; Chief Compliance Officer of Pioneer
                                                              Institutional Asset Management, Inc.
                                                              since January 2012; Chief Compliance
                                                              Officer of Vanderbilt Capital Advisors,
                                                              LLC since July 2012: Director of Adviser
                                                              and Portfolio Compliance at Pioneer since
                                                              October 2005; and Senior Compliance
                                                              Officer for Columbia Management Advisers,
                                                              Inc. from October 2003 to October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (44)          Since 2006. Serves at the       Director-Transfer Agency Compliance of      None
Anti-Money Laundering         discretion of the Board.        Pioneer and Anti-Money Laundering Officer
Officer                                                       of all the Pioneer Funds since 2006
------------------------------------------------------------------------------------------------------------------------------------

42 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

                           This page for your notes.

                    Pioneer Disciplined Growth Fund | Annual Report | 8/31/15 43

                           This page for your notes.

44 Pioneer Disciplined Growth Fund | Annual Report | 8/31/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19430-09-1015

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $24,077 payable to Deloitte & Touche LLP for the year ended
August 31, 2015 and $23,818 for the year ended August 31, 2014.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2015 or 2014.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Trust were $7,100
payable to Deloitte & Touche LLP for the year ended
August 31, 2015 and $7,100 for the year ended August 31, 2014.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2015 or 2014.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended August 31 2015 and 2014, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were $7,100 payable to Deloitte & Touche LLP for the year ended
August 31, 2015 and $7,100 for the year ended August 31, 2014.


(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust XII


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date October 30, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date October 30, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date October 30, 2015

* Print the name and title of each signing officer under his or her signature.